Retirement Plans (Tables)	12 Months Ended
Jan. 31, 2011
Retirement Plans
Schedule Of Funded Status

	Year Ended January 31
	2011	2010
	(in millions)
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$136	$99
Service cost	1	3
Interest cost	7	7
Plan participants' contributions	—	1
Actuarial loss (gain)	(1)	18
Benefits paid	(3)	(4)
Contractual termination benefits	1	1
Curtailments	(8)	—
Foreign exchange rate changes	(2)	11

Projected benefit obligation at end of year	$131	$136

Change in plan assets:
Fair value of plan assets at beginning of year	$94	$64
Actual return on plan assets	11	17
Company contributions	10	9
Plan participants' contributions	—	1
Benefits paid	(3)	(4)
Foreign exchange rate changes	(1)	7

Fair value of plan assets at end of year	$111	$94

Funded status at end of year	$(20)	$(42)

	January 31
	2011	2010
	as adjusted (in millions)
Accumulated benefit obligation	$130	$127
Amounts recognized in the consolidated balance sheets consist of:
Accrued pension liability (other long-term liabilities)	$(20)	$(42)
Amounts recognized in accumulated other comprehensive loss consist of:
Net actuarial loss (pretax)	$—	$14

Schedule Of Net Periodic Benefit Expense

	Year Ended January 31
	2011	2010	2009
	as adjusted (in millions)
Service cost	$1	$3	$3
Interest cost	7	7	7
Expected return on plan assets	(7)	(5)	(7)
Amortization of actuarial loss	—	4	10
Contractual termination benefits	1	1	—

	$2	$10	$13

Schedule Of Assumptions Used To Determine Benefit Obligations

	January 31
	2011	2010
Assumptions used to determine benefit obligations at the plan's measurement date:
Discount rate	5.6%	5.5%
Rate of compensation increase	4.4	4.3

Schedule Of Assumptions Used To Determine Net Periodic Benefit Cost

	Year Ended January 31
	2011	2010	2009
Assumptions used to determine net periodic benefit cost:
Discount rate	5.5%	6.2%	6.2%
Expected long-term rate of return on plan assets	6.8	6.7	7.2
Rate of compensation increase	4.3	4.3	4.3

Schedule Of Fair Value Of Plan Assets

January 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1 inputs)	Significant Other Observable Inputs (Level 2 inputs)	Significant Unobservable Inputs (Level 3 inputs)	Total
	(in millions)
Asset class:
International equity securities	$—	$44	$—	$44
United Kingdom government bonds	—	10	—	10
Corporate bonds	—	17	—	17
Cash	40	—	—	40

	$40	$71	$—	$111

January 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1 inputs)	Significant Other Observable Inputs (Level 2 inputs)	Significant Unobservable Inputs (Level 3 inputs)	Total
	(in millions)
Asset class:
International equity securities	$—	$60	$—	$60
United Kingdom government bonds	—	14	—	14
Corporate bonds	—	20	—	20

	$—	$94	$—	$94